Loans Receivables (Details) - Schedule of Current and Non-current Loan Receivables, Net of Allowance for Credit Losses - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Schedule of Current and Non Current Loan Receivables Net of Allowance for Credit Losses [Abstract]
Loan to related franchisees, net of discount and allowances, current	$ 5,101,224	$ 6,661,290
Loan to related franchisees, net of discount and allowances, non-current	422,439	1,631,340
Loan to related franchisees, net of discount and allowances, total	$ 5,523,663	$ 8,292,630